Annual Total Returns - Eaton Vance Growth Trust - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Atlanta Capital Focused Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	10.65%	10.33%	25.25%	(20.43%)	30.09%	26.95%	38.09%	8.55%	27.09%	3.15%
Eaton Vance Atlanta Capital Select Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	(3.33%)	15.54%	20.54%	(12.28%)	15.22%	15.54%	38.13%	(0.63%)	19.48%	5.61%
Eaton Vance Atlanta Capital SMID-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(5.88%)	13.33%	13.72%	(9.03%)	21.92%	10.96%	34.10%	(5.57%)	24.42%	10.96%